Fair Value Measurements - Schedule of Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Recurring	Jun. 30, 2021 USD ($)
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund
Assets:
Assets	$ 350,005,400
Marketable securities held in Trust Account - U.S. Treasury Securities Money Market Fund | Level 1
Assets:
Assets	350,005,400
Public Warrants
Liabilities:
Warrant liability	29,633,334
Public Warrants | Level 1
Liabilities:
Warrant liability	29,633,334
Private Placement Warrants
Liabilities:
Warrant liability	18,533,334
Private Placement Warrants | Level 3
Liabilities:
Warrant liability	$ 18,533,334